Risks and Financial Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) Customer	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Net liability position	R$ 553,839,000	R$ 1,524,991,000
Maximum percentage of identified risk to cover by derivative financial instruments	100.00%
Gross indebtedness	R$ 11,750,361,000	16,377,643,000		R$ 17,376,216,000	R$ 14,392,722,000
Cash, cash equivalents, and short-term financial investments	6,142,121,000
Notional amount of foreign exchange hedging instruments for highly probable future transactions designated as cash flow hedge, related to notes in the foreign market		386,787,000
Unrealized gain (loss) of other comprehensive income, net of deferred income and social contribution taxes	506,375,000	7,880,000
Balance of foreign exchange hedging instruments designated as net investments hedge in foreign entities | $			$ 95,000
Gain (loss) recognized in other comprehensive income, net of deferred income and social contribution taxes	R$ 52,837,000	R$ (24,064,000)
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Expected percentage of hedge effectiveness in retrospective assessment to discontinue hedge accounting for hedge relationship is subject to interest rate benchmark reforms	80.00%
Expected percentage of hedge effectiveness in retrospective assessment to continue hedge accounting for hedge relationship is not subject to interest rate benchmark reforms	80.00%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Expected percentage of hedge effectiveness in retrospective assessment to discontinue hedge accounting for hedge relationship is subject to interest rate benchmark reforms	125.00%
Expected percentage of hedge effectiveness in retrospective assessment to continue hedge accounting for hedge relationship is not subject to interest rate benchmark reforms	125.00%
Customer concentrations risk | Customer one | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Number of customers | Customer	0
Percentage of entity's consolidated revenue	10.00%
Brazilian real per US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate	5.4679
Closing foreign exchange rate	5.2177
Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Gross indebtedness	R$ 3,744,329,000